CAPITAL STOCK (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Exercise
Price	Expiry	December 31,				December 31,
	Date	2016	Granted	Exercised	Expired	2017

$1.45	March 31, 2017	670,000	-	-	(670,000)	-
$2.12	August 25, 2017	400,000	-	-	(400,000)	-
$0.70 (CAD)	October 7, 2019	28,571	-	-	-	28,571
$6.85 (CAD)	November 14, 2019	100,000	-	-	-	100,000
$1.30	August 18, 2021	1,325,000	-	-	-	1,325,000
$0.90	July 6, 2022	-	50,000	-	-	50,000
$0.30	November 28, 2022	-	825,000	-	-	825,000
Total outstanding		2,523,571	875,000	-	(1,070,000)	2,328,571
Total exercisable		1,198,571	275,000	-	-	845,238

Exercise
Price	Expiry	December 31,				December 31,
	Date	2015	Granted	Exercised	Expired	2016

$5.90	January 2, 2016	500,000	-	-	(500,000)	-
$2.12 (CAD)	August 25, 2017	500,000	-	-	(100,000)	400,000
$0.58 (CAD)	July 22, 2016	340,000	-	(340,000)	-	-
$1.45	March 31, 2017	770,000	-	-	(100,000)	670,000
$0.65	October 30, 2017	80,000	-	-	(80,000)	-
$6.25	July 7, 2019	100,000	-	-	(100,000)	-
$0.70 (CAD)	October 7, 2019	28,571	-	-	-	28,571
$6.85 (CAD)	November 14, 2019	100,000	-	-	-	100,000
$1.30	August 18, 2021	-	1,325,000	-	-	1,325,000
Total outstanding		2,418,571	1,325,000	(340,000)	(880,000)	2,523,571
Total exercisable		2,085,238	-	-	-	1,198,571

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted
		Average Exercise
	Number	Price

Outstanding, December 31, 2015	2,418,571	$2.68
Granted	1,325,000	$1.30
Exercised	(340,000)	$0.43
Expired	(880,000)	$4.52
Outstanding, December 31, 2016	2,523,571	$1.61
Granted	875,000	$0.33
Exercised	-	-
Expired	(1,070,000)	$1.70
Outstanding, December 31, 2017	2,328,571	$1.11

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2016	2015

Risk-free interest rate (average)	1.56%	0.58%	0.77%
Estimated volatility (average)	61.95%	64.76%	52.38%
Expected life in years	5.00	4.18	1.50
Expected dividend yield	0.00%	0.00%	0.00%
Estimated forfeitures	0.00%	0.00%	0.00%
Grant date fair value per option	$0.1652	$0.63	$0.77